FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED DECEMBER 31, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

FOR THE ALPS | WMC RESEARCH VALUE FUND (THE "FUND")

DATED FEBRUARY 28, 2018 AND

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

FOR THE ALPS | WMC RESEARCH VALUE FUND (THE "FUND")

DATED JUNE 12, 2018,

EACH AS SUPPLEMENTED FROM TIME TO TIME

Effective January 1, 2019, Mark D. Mandel is no longer serving as a Portfolio Manager of the Fund. Therefore, all references to Mark D. Mandel in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted as of that date. Mary L. Pryshlak and Jonathan G. White will remain as Portfolio Managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.